Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Interests In Resource Properties [Abstract]
Schedule of components of interests in resource properties
	2017	2016
Interest in an iron ore mine	$30,000	$30,000
Hydrocarbon development and production assets	40,849	29,692
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	9,416
Exploration and evaluation assets – hydrocarbon unproved lands	9,335	10,039
	$92,551	$79,147

Schedule of movements in interest in resoruce properties
The movements in the interest in the iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2017 were as follows:
Costs	Opening balance	Decommissioning obligations	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$30,000	$—	$—	$30,000
Hydrocarbon development and production assets	32,353	254	13,264	45,871
	$62,353	$254	$13,264	$75,871

Accumulated depreciation	Opening balance	Additions	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$—
Hydrocarbon development and production assets	2,661	2,361	—	5,022
	2,661	$2,361	$—	5,022
Carrying amount	$59,692			$70,849

The movements in the interest in the iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2016 were as follows:
Costs	Opening balance	Decommissioning obligations	Reclassification to refinery and power plants	Reclassified from assets held for sale	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$30,000	$—	$30,000
Hydrocarbon development and production assets	—	(4,988)	(5,000)	34,669	7,672	32,353
	$—	$(4,988)	$(5,000)	$64,669	$7,672	$62,353

Accumulated depreciation	Opening balance	Additions	Reclassification	Reclassified from assets held for sale	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$—	$—	$—
Hydrocarbon development and production assets	—	2,661	—	—	—	2,661
	—	$2,661	$—	$—	$—	2,661
Carrying amount	$—					$59,692

Schedule of movements in exploration and evaluation assets
	2017		2016
	Probable reserves	Unproved lands	Probable reserves	Unproved lands
Balance, beginning of year	$9,416	$10,039	$—	$—
Additions	—	—	—	790
Disposal	—	(74)	—	—
Reclassifications from assets held for sale	—	—	7,732	10,039
Reversal (recognition) of impairment (losses)	2,951	(630)	1,684	(790)
Balance, end of year	$12,367	$9,335	$9,416	$10,039